T. ROWE PRICE GROWTH STOCK ETF

September 30, 2022 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 12.7%
Entertainment 2.7%
Activision Blizzard	2,680	199
Netflix (1)	1,404	331
Sea, ADR (1)	3,869	217
Spotify Technology (1)	2,376	205
		952
Interactive Media & Services 9.4%
Alphabet, Class A (1)	15,575	1,490
Alphabet, Class C (1)	14,280	1,373
Match Group (1)	3,123	149
Meta Platforms, Class A (1)	2,307	313
Snap, Class A (1)	500	5
		3,330
Media 0.6%
Trade Desk, Class A (1)	3,553	212
		212
Total Communication Services		4,494
CONSUMER DISCRETIONARY 27.3%
Automobiles 8.6%
Ferrari NV	2,957	547
Rivian Automotive, Class A (1)	38,220	1,258
Tesla (1)	4,666	1,237
		3,042
Hotels Restaurants & Leisure 4.1%
Booking Holdings (1)	164	270
Chipotle Mexican Grill (1)	329	494
Expedia Group (1)	2,190	205
Las Vegas Sands (1)	7,106	267
Wynn Resorts (1)	3,507	221
		1,457
Internet & Direct Marketing Retail 12.0%
Amazon.com (1)	35,567	4,019
Coupang, Class A (1)	10,115	169
DoorDash, Class A (1)	1,717	85
		4,273
Leisure Products 0.1%
Peloton Interactive, Class A (1)	8,085	56
		56
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Specialty Retail 2.2%
Carvana (1)	1,796	36
Floor & Decor Holdings, Class A (1)	1,716	121
Ross Stores	7,342	619
		776
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica (1)	334	93
		93
Total Consumer Discretionary		9,697
FINANCIALS 0.0%
Capital Markets 0.0%
MarketAxess Holdings	40	9
Total Financials		9
HEALTH CARE 12.8%
Biotechnology 0.9%
Argenx SE, ADR (1)	607	214
Moderna (1)	920	109
		323
Health Care Equipment & Supplies 2.7%
Align Technology (1)	475	98
Insulet (1)	461	106
Intuitive Surgical (1)	2,527	474
Stryker	1,442	292
		970
Health Care Providers & Services 6.3%
Cigna	1,061	295
HCA Healthcare	905	166
Humana	830	403
UnitedHealth Group	2,713	1,370
		2,234
Life Sciences Tools & Services 0.7%
Avantor (1)	6,780	133
Danaher	470	121
		254
Pharmaceuticals 2.2%
AstraZeneca, ADR	1,977	108
Eli Lilly	2,066	668
		776
Total Health Care		4,557
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 4.3%
Aerospace & Defense 0.7%
Boeing (1)	2,034	246
		246
Air Freight & Logistics 0.5%
FedEx	1,237	184
		184
Commercial Services & Supplies 0.3%
Cintas	317	123
		123
Electrical Equipment 0.5%
Generac Holdings (1)	1,100	196
		196
Industrial Conglomerates 0.9%
Roper Technologies	862	310
		310
Professional Services 0.9%
TransUnion	3,205	191
Verisk Analytics	666	113
		304
Road & Rail 0.5%
Old Dominion Freight Line	680	169
		169
Total Industrials & Business Services		1,532
INFORMATION TECHNOLOGY 42.5%
Electronic Equipment, Instruments & Components 1.1%
Teledyne Technologies (1)	1,129	381
		381
IT Services 6.8%
Block, Class A (1)	1,890	104
Fiserv (1)	5,005	468
Global Payments	1,556	168
Mastercard, Class A	2,593	737
MongoDB (1)	433	86
Snowflake (1)	50	9
Twilio, Class A (1)	62	4
Visa, Class A	4,755	845
		2,421
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices (1)	5,907	374
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
ASML Holding NV	1,585	658
NVIDIA	5,138	624
		1,656
Software 20.4%
Atlassian, Class A (1)	1,401	295
Bill.Com Holdings (1)	421	56
Black Knight (1)	4,585	297
Ceridian HCM Holding (1)	2,296	128
Datadog, Class A (1)	90	8
HashiCorp, Class A (1)	403	13
Intuit	2,189	848
Microsoft	18,627	4,338
Monday.com (1)	419	47
Salesforce.com (1)	3,948	568
SentinelOne, Class A (1)	5,791	148
ServiceNow (1)	1,355	512
		7,258
Technology Hardware, Storage & Peripherals 9.5%
Apple	24,460	3,381
		3,381
Total Information Technology		15,097
Total Common Stocks (Cost $43,855)		35,386
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, 2.94% (2)	240,807	241
Total Short-Term Investments (Cost $241)		241
Total Investments in Securities 100.3% of Net Assets (Cost $44,096)		$35,627
Other Assets Less Liabilities (0.3%)		(112)
Net Assets 100.0%		$35,515

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund's Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund's valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH STOCK ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
ETF788-054Q3
09/2022